Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (2,815,160)	$ (1,803,970)	$ (14,249,719)	$ (3,746,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	127,771	5,900	24,115	6,336
Common stock issued for services to consultants	382,705	181,125	2,279,589	856,500
Common stock issued for services to employees	107,292
Amortization of debt discount	536,315	344,196	251,750	9,817
Fair value for beneficial conversion feature		51,480	136,936
Fair value of warrants and beneficial conversion features on debt conversion		256,411	3,248,948
Equity in earnings of OCHL		(83,184)	(132,832)	(410,553)
Fair value for warrants issued for note extension and inducement to convert			2,002,977
Loss on sale of investment in OCHL			2,790,073
Impairment of note receivable			213,331
Changes in operating assets and liabilities:
(Increase)/Decrease in accounts receivable	(6,298)
(Increase)/Decrease in prepaid expenses	(86,821)	(74,005)	(5,574)	(15,185)
(Increase)/Decrease in prepaid expenses - related party	(90,000)
(Increase)/Decrease in other current assets		(6,382)
(Decrease)/Increase in services payable- related party	(239,080)
(Decrease)/Increase in accrued interest	98,634	(50,782)	252,517	15,779
(Decrease)/Increase in amount due to producers	205,096
(Decrease)/Increase in accounts payable and accrued liabilities	316,597	(41,127)	64,720	284,308
Net cash used in operating activities	(1,462,949)	(1,220,338)	(3,123,169)	(2,999,942)
Cash Flows from Investing Activities:
Purchases of fixed assets		(18,953)	(18,953)	(58,013)
Increase in other asset	(15,000)
Sale of investment			2,182,274
Note receivable, former affiliate				281,418
Net cash used in investing activities	(15,000)	(18,953)	2,163,321	223,405
Cash Flows from Financing Activities:
Proceeds from notes payable, related party		445,100	820,100	1,959,000
Repayment of note payable, related party		(350,000)	(450,000)
Proceeds from convertible notes	1,695,000		1,385,000	200,000
Proceeds from convertible notes, related party	50,000		105,000
Deferred offering costs	(239,993)
Proceeds from warrant exercise	10,226	1,030	48,123
Proceeds from issuance of common stock		1,250,000	1,375,000	618,314
Repayment of loans, related party		(67,124)	(78,044)
Repayment of convertible notes, related party			(55,000)
Repayment of services payable, related party			(750,000)
Net cash provided by financing activities	1,515,233	1,279,006	2,400,179	2,777,314
Net Increase/(Decrease) in cash	37,284	39,715	1,440,331	777
Cash, beginning of period	1,477,229	36,898	36,898	36,121
Cash, end of period	1,514,513	76,613	1,477,229	36,898
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash investing and financing activities:
Fair value for warrants and beneficial conversion features issued as valuation discount	1,583,152		1,315,814
Fair value of warrants issued for note extension		1,661,114
Common stock issued upon conversion of note payable		205,918	205,918
Conversion of accrued interest on first and second senior notes into unsecured convertible note			$ 430,565
Fixed assets	109,000
Intangible assets	1,909,700
Goodwill	$ 1,321,300